INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Net operating loss carryforwards					$ 33,800,000
Corporate income tax rate	21.00%	34.00%	21.00%		24.25%	34.00%
Deferred tax expense					$ 8,400,000
Subsequent Event [Member]
Corporate income tax rate				21.00%
State and Local Jurisdiction [Member]
Net operating loss carryforwards					33,800,000
Domestic Tax Authority [Member]
Net operating loss carryforwards					60,200,000
Operating loss caryforwards, tax affected					$ 12,600,000